SOUND MIND INVESTING FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS — 14.79%	Shares	Fair Value

Invesco QQQ Trust Series 1	19,800	$5,262,642
Invesco S&P 500® Top 50 ETF	30,870	7,804,554
Vanguard Mid-Cap ETF	32,880	5,730,655

Total Exchange-Traded Funds (Cost $17,481,606)		18,797,851

MUTUAL FUNDS — 79.27%

Akre Focus Fund, Institutional Class	101	5,271
Allianz NFJ Dividend Value Fund, Institutional Class	200	2,046
Allianz NFJ Small-Cap Value Fund, Institutional Class	162	2,188
American Century Equity Income Fund, Investor Class	100	822
American Century International Opportunities Fund, Institutional Class	360	4,126
AMG Yacktman Focused Fund, Institutional Class	100	1,715
AMG Yacktman Fund, Institutional Class	100	1,912
Artisan International Small Cap Fund, Investor Class	100	1,613
Artisan International Value Fund, Investor Class	150	4,872
Artisan Mid Cap Value Fund, Investor Class	279	4,455
Artisan Small Cap Fund, Investor Class	125	5,244
Baron Focused Growth Fund, Institutional Class	300,715	8,353,869
BlackRock International Opportunities Portfolio, Institutional Class	100	2,997
BNY Mellon Opportunistic Small Cap Fund, Investor Class	100	2,575
Bridgeway Small-Cap Growth Fund, Class N	205	4,587
Bridgeway Ultra-Small Company Market Fund, Class N	100	1,043
Buffalo Small Cap Fund, Inc.	150	2,496
Centre American Select Equtiy Fund, Institutional Class	159,869	1,908,833
Champlain Small Company Fund, Institutional Class	100	1,933
Chartwell Small Cap Value Fund	118	1,711
Columbia Acorn Fund, Class Z	137	2,044
Columbia Acorn International Fund, Class Z	100	3,121
Columbia Contrarian Core Fund, Class Z	91	2,565
Columbia Small Cap Growth Fund I, Class Z	100	2,600
Davis Opportunity Fund, Class Y	100	3,361
Delaware Select Growth Fund, Institutional Class	100	4,408
Delaware Small Cap Value Fund, Institutional Class	100	4,965

Delaware Value Fund, Institutional Class	144	2,767
Deutsche Small Cap Core Fund, Institutional Class	52	1,398
DFA International Small Cap Value Portfolio, Institutional Class	100	1,564
DFA International Small Company Portfolio, Institutional Class	100	1,650
DFA U.S. Small Cap Value Portfolio, Institutional Class	100	2,636
Fairholme Fund	100	1,904
Fidelity Advisor Growth Opportunities Fund, Institutional Class	107,902	13,708,938
Fidelity Advisor International Growth Fund, Institutional Class	63,966	1,034,966
Fidelity Mid-Cap Stock Fund	150	4,775
Fidelity Small Cap Discovery Fund	100	2,002
Fidelity Small Cap Stock Fund	150	2,498
Fidelity Small Cap Value Fund	150	1,898
Franklin Small Cap Value Fund, Advisor Class	100	4,374
Hartford International Opportunities Fund (The), Class Y	248	4,280
Heartland Value Fund	100	3,393
Hennessy Focus Fund, Investor Class	50	3,777
Invesco American Value Fund, Class Y	141	4,088
Invesco Oppenheimer International Small-Mid Company Fund, Class Y	100	4,949
Janus Henderson Contrarian Fund, Class T	282,089	6,031,072
Janus Henderson Mid Cap Value Fund, Class T	200	2,702
Janus Henderson Overseas Fund, Class T	100	3,198
Janus Henderson Venture Fund, Class T	100	8,140
JOHCM International Select Fund, Institutional Class	100	2,656
JPMorgan Mid Cap Value Fund, Institutional Class	100	3,310
JPMorgan Small Cap Equity Fund, Select Class	100	5,636
JPMorgan Small Cap Growth Fund, Class L	100	2,332
JPMorgan U.S. Large Cap Core Plus Fund, Class A	95,639	2,512,433
JPMorgan U.S. Large Cap Core Plus Fund, Institutional Class	149,983	4,015,055
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class	100	2,837
Longleaf Partners Fund	150	2,628
Longleaf Partners International Fund	150	2,112
Longleaf Partners Small-Cap Fund	100	2,485
Lord Abbett Developing Growth Fund, Inc., Institutional Class	100	3,050
MainStay Mackay U.S. Equity Opportunities Fund, Institutional Class	100	772
Miller Opportunity Trust, Institutional Class	194,333	6,051,544
Morgan Stanley Discovery Portfolio, Institutional Class	272,835	8,976,282
Morgan Stanley Growth Portfolio, Institutional Class	100	7,790
Morgan Stanley International Opportunity Portfolio, Institutional Class	241,856	8,375,464
Morgan Stanley Multi-Cap Growth Trust, Institutional Class	128,536	10,086,229
Needham Growth Fund, Institutional Class	60,024	2,992,810
Needham Small Cap Growth Fund, Institutional Class	242,025	5,445,564
Neuberger Berman Genesis Fund, Institutional Class	100	6,162
Nicholas Fund, Inc.	50	3,513

Oakmark International Fund, Investor Class	150	2,924
Oakmark International Small Cap Fund, Institutional Class	150	1,970
Oakmark Select Fund, Institutional Class	150	5,606
Polen Growth Fund, Institutional Class	100	4,018
PRIMECAP Odyssey Aggressive Growth Fund	100	4,655
Principal SmallCap Growth Fund I, Institutional Class	200	2,974
Prudential Jennison International Opportunities Fund, Class Z	246,106	6,610,415
Royce Micro-Cap Fund, Investment Class	106	1,054
Royce Opportunity Fund, Investment Class	100	1,099
Royce Premier Fund, Investment Class	300	3,501
Royce Special Equity Fund, Institutional Class	150	2,372
T. Rowe Price International Discovery Fund, Investor Class	75	5,662
T. Rowe Price Mid-Cap Growth Fund, Investor Class	50	4,938
T. Rowe Price New Horizons Fund, Investor Class	100	7,650
T. Rowe Price Small-Cap Value Fund, Investor Class	100	4,188
Thornburg Value Fund, Institutional Class	100	7,438
TIAA-CREF International Equity Fund, Institutional Class	100	1,084
Touchstone Mid Cap Fund, Institutional Class	110,373	4,225,067
Touchstone Sands Capital Select Growth Fund, Class Y	100	1,773
Tweedy Browne Global Value Fund	150	3,624
Vanguard International Growth Fund, Admiral Class	66,446	8,343,626
Vanguard Strategic Equity Fund, Investor Class	100	3,018
Victory RS Small Cap Growth Fund, Class Y	100	8,564
Wasatch Emerging Markets Small Cap Fund, Investor Class	1,000	2,990
Wasatch International Growth Fund, Investor Class	150	4,821
Wasatch Micro Cap Fund, Investor Class	201,832	1,826,582

Total Mutual Funds (Cost $88,875,530)		100,766,618

MONEY MARKET FUNDS - 9.13%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.09%(a)	11,610,747	11,610,747

Total Money Market Funds (Cost $11,610,747)		11,610,747

Total Investments — 103.19% (Cost $117,967,883)		131,175,216

Liabilities in Excess of Other Assets — (3.19)%		(4,050,265)

NET ASSETS — 100.00%		$127,124,951

(a)	Rate disclosed is the seven day effective yield as of July 31, 2020.

ETF	- Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

SMI DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

CLOSED END FUNDS — 3.03%	Shares	Fair Value

Sprott Physical Gold Trust	234,840	$3,694,033

Total Closed End Funds (Cost $3,287,145)		3,694,033

EXCHANGE-TRADED FUNDS — 95.83%

Invesco DB Gold Fund(a)	597,010	34,842,160
SPDR S&P 500® ETF	114,870	37,507,352
Vaneck Vectors Gold Miners ETF(a)	45,600	1,958,064
Vanguard Long-Term Bond ETF(a)	364,110	42,626,358

Total Exchange-Traded Funds (Cost $102,547,987)		116,933,934

MONEY MARKET FUNDS - 1.11%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.09%(b)	1,359,512	1,359,512

Total Money Market Funds (Cost $1,359,512)		1,359,512

Total Investments — 99.97% (Cost $107,194,644)		121,987,479

Other Assets in Excess of Liabilities — 0.03%		35,379

NET ASSETS — 100.00%		$122,022,858

(a)

Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of July 31, 2020, the percentage of net assets invested in Invesco DB Gold Fund, Vaneck Vectors Gold Miners ETF and Vanguard Long-Term Bond ETF were 28.55%, 30.74% and 34.93%, respectively, of the Fund.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2020.

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

SMI 50/40/10 FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS — 63.88%	Shares	Fair Value

Invesco DB Gold Fund	217,130	$12,671,946
Invesco QQQ Trust Series 1	4,970	1,320,976
Invesco S&P 500® Top 50 ETF	7,360	1,860,755
SPDR S&P 500® ETF	30,260	9,880,494
Vanguard Long-Term Bond ETF	96,880	11,341,742
Vanguard Mid-Cap ETF	4,240	738,990

Total Exchange-Traded Funds (Cost $32,945,457)		37,814,903

MUTUAL FUNDS — 36.39%

AMG Yacktman Focused Fund, Institutional Class	100	1,715
Baron Focused Growth Fund, Institutional Class	31,009	861,422
Centre American Select Equity Fund, Institutional Class	59,172	706,509
Fidelity Advisor Growth Opportunities Fund, Institutional Class	20,181	2,563,964
Fidelity Select Health Care	167,312	5,163,260
Invesco Oppenheimer International Small-Mid Company Fund, Class Y	100	4,949
Janus Henderson Contrarian Fund, Class T	40,345	862,570
JPMorgan U.S. Large Cap Core Plus Fund, Class A	26,779	703,481
Longleaf Partners International Fund	150	2,112
Lord Abbett Developing Growth Fund, Inc., Institutional Class	100	3,050
Miller Opportunity Trust, Institutional Class	27,837	866,852
Morgan Stanley Discovery Portfolio, Institutional Class	42,840	1,483,537
Morgan Stanley International Opportunity Portfolio, Institutional Class	38,913	1,280,248
Morgan Stanley Multi-Cap Growth Trust, Institutional Class	17,735	1,391,688
Needham Growth Fund, Institutional Class	21,942	1,094,045
Needham Small Cap Growth Fund, Institutional Class	58,346	1,312,776
Oakmark International Fund, Investor Class	50	975
Prudential Jennison International Opportunities Fund, Class Z	47,760	1,282,841
Royce Opportunity Fund, Investment Class	100	1,099
Touchstone Mid Cap Fund, Institutional Class	18,086	692,315
Vanguard International Growth Fund, Admiral Class	10,060	1,263,189

Wasatch International Growth Fund, Investor Class	100	3,214

Total Mutual Funds (Cost $18,481,284)		21,545,811

MONEY MARKET FUNDS - 0.57%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.09%(a)	340,003	340,003

Total Money Market Funds (Cost $340,003)		340,003

Total Investments — 100.84% (Cost $51,766,744)		59,700,717

Liabilities in Excess of Other Assets — (0.84)%		(499,332)

NET ASSETS — 100.00%		$59,201,385

(a)	Rate disclosed is the seven day effective yield as of July 31, 2020.

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

At July 31, 2020, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

	Sound Mind	SMI Dynamic
	Investing Fund	Allocation Fund	SMI 50/40/10 Fund
Gross appreciation	$13,097,402	$14,792,835	$7,968,156
Gross depreciation	(243,561)	-	(34,183)
Net appreciation on investments	$12,853,841	$14,792,835	$7,933,973

Tax cost of investments	$118,321,375	$107,194,644	$51,766,744

At July 31, 2020, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

SMI Funds

Notes to the Schedules of Investments

July 31, 2020

(Unaudited)

The Sound Mind Investing Fund ("SMI Fund"), SMI Dynamic Allocation Fund and SMI 50/40/10 Fund (each a "Fund" and collectively, the "Funds") are each investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

SMI Funds

Notes to the Schedules of Investments - continued

July 31, 2020

(Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, SMI Advisory Services, LLC (the "Adviser") may, in accordance with the Valued Advisers Trust’s (the "Trust") valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

SMI Funds

Notes to the Schedules of Investments - continued

July 31, 2020

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2020:

	Valuation Inputs
SMI Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$18,797,851	$-	$-	$18,797,851
Mutual Funds	100,766,618	-	-	100,766,618
Money Market Funds	11,610,747	-	-	11,610,747
Total Investments	$131,175,216	$-	$-	$131,175,216

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1	Level 2	Level 3	Total
Closed End Funds	$3,694,033	$-	$-	$3,694,033
Exchange-Traded Funds	116,933,934	-	-	116,933,934
Money Market Funds	1,359,512	-	-	1,359,512
Total Investments	$121,987,479	$-	$-	$121,987,479

	Valuation Inputs
SMI 50/40/10 Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$37,814,903	$-	$-	$37,814,903
Mutual Funds	21,545,811	-	-	21,545,811
Money Market Funds	340,003	-	-	340,003
Total Investments	$59,700,717	$-	$-	$59,700,717

The Funds did not hold any investments at the end of reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of level 3 securities is included for this reporting period.